Deferred Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
Deferred revenues as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Deferred mini-vacation and sampler program revenue	$38,572	$33,633
THE Club deferred revenue	31,015	41,097
Deferred maintenance and reserve fee revenue	30,642	13,335
Accrued guest deposits	2,777	2,100
Deferred revenue from an exchange company	2,193	2,350
Deferred amenity fee revenue	1,818	—
Deferred management fees and allocation revenue	413	360
Other	1,013	958
Total deferred revenues	$108,443	$93,833

Deferred revenues consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club deferred revenue	$41,097	$38,124
Deferred mini-vacation and sampler program revenue	33,633	16,954
Deferred maintenance and reserve fee revenue	13,335	11,508
Deferred revenue from an exchange company	2,350	2,787
Accrued guest deposits	2,100	659
Deferred management fees and allocation revenue	360	—
Other	958	742
Total deferred revenues	$93,833	$70,774